[EVERSHEDS SUTHERLAND (US) LLP]

DODIE KENT

DIRECT LINE: 212-389-5080

E-mail: dodiekent@eversheds-sutherland.com

April 22, 2019

VIA EMAIL AND EDGAR

Commissioners

U.S. Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549-8629

Re:	Great American Life Insurance Company

Pre-Effective Amendment No. 1 to Registration Statement on Form S-1

File No. 333-227067

Commissioners:

On behalf of Great American Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, Pre-Effective Amendment No. 1 (the “Pre-Effective Amendment”) to the above-referenced Form S-1 Registration Statement (the “Registration Statement”) for certain deferred annuity contracts (the “Contracts”).

The Pre-Effective Amendment includes the following items, as requested in comments provided by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to me in a phone call on April 16, 2019.

•	Caps and Participation Rates: The Company has enhanced its description of the communications and process around Caps and Participation Rates for the initial Term.

•

Risks Factors-Involuntary Termination of Contract and Other Contract Provisions-Involuntary Termination: The Company has enhanced its disclosure related to the value of any Indexed Strategy for a Term that does not end on the date of the involuntary termination.

•	Caps and Participation Rates: The Company has added disclosure about the contents of the 30-day notice.

•

Strategy Selections at End of Term: The Company has enhanced its disclosure related to surrendering the Contract or taking a withdrawal at the end of Term when the Daily Value Percentage is not applicable.

•

Purchase Payments-Application of Purchase Payments: The Company has clarified the forfeiture of interest credited to the Purchase Payment Account when the Purchase Payment is refunded upon cancellation during the free look period.

•

Strategy Selections at End of Term: The Company has included an explanation that, if the Owner intends to provide instructions to avoid the application of funds to the default Strategy, the Company must receive the reallocation Request in Good Order on or before the last day of the Term.

•	Cash Benefit—Automatic Withdrawals: The Company has clarified that the Daily Value Percentage affects Contract values on the day of the automatic withdrawal and the remainder of the Term.

•	Right to Cancel (Free Look): The Company has clarified that, if the Account Value is refunded, it will reflect the applicable Daily Value Percentage.

The Pre-Effective Amendment also includes the Company’s previous responses to the Staff comments, which were conveyed via Correspondence filings, and other non-material and/or updating revisions.

As discussed, the Pre-Effective Amendment now contains two prospectuses: (1) a prospectus for a version of the Contract that includes a Death Benefit Value that will be the greater of the Account Value or the Return of Premium Guarantee and (2) a prospectus for a version of the Contact that includes a Death Benefit Value equal to the Account Value. The former is the specific prospectus that has been the subject of your ongoing review. The latter simply deletes any references to the Return of Premium. Accordingly, the two prospectuses differ only with respect to the description of the Death Benefit.

The Pre-Effective Amendment includes a letter from the Company and the principal underwriter of the offering of the Contracts requesting that the Commission accelerate the effective date of the Registration Statement to May 1, 2019.

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The Company believes that the Pre-Effective Amendment addresses in full the Staff comments and respectfully requests that the Staff review it as soon as possible.

If you have any questions regarding the Pre-Effective Amendment, please contact the undersigned at 212-389-5080.

Sincerely,

/s/ Dodie Kent

Dodie Kent